Goodwill and intangible assets - Intangible Assets by Type (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Intangible Assets by Major Class [Line Items]
Gross carrying amount	$ 4,177	$ 4,329
Accumulated amortization	(1,276)	(1,338)
Net carrying amount	2,901	2,991	$ 3,012
Securities Services
Intangible Assets by Major Class [Line Items]
Net carrying amount	193	230	194
Market and Wealth Services
Intangible Assets by Major Class [Line Items]
Net carrying amount	384	392	$ 414
Finite-lived Intangible Assets
Intangible Assets by Major Class [Line Items]
Gross carrying amount	1,605	1,740
Accumulated amortization	(1,276)	(1,338)
Net carrying amount	$ 329	402
Finite-lived Intangible Assets | Weighted Average
Intangible Assets by Major Class [Line Items]
Remaining weighted- average amortization period	10 years
Finite-lived Intangible Assets | Customer contracts | Securities Services
Intangible Assets by Major Class [Line Items]
Gross carrying amount	$ 731	747
Accumulated amortization	(539)	(518)
Net carrying amount	192	229
Finite-lived Intangible Assets | Customer contracts | Market and Wealth Services
Intangible Assets by Major Class [Line Items]
Gross carrying amount	280	378
Accumulated amortization	(267)	(356)
Net carrying amount	$ 13	22
Finite-lived Intangible Assets | Customer contracts | Weighted Average | Securities Services
Intangible Assets by Major Class [Line Items]
Remaining weighted- average amortization period	11 years
Finite-lived Intangible Assets | Customer contracts | Weighted Average | Market and Wealth Services
Intangible Assets by Major Class [Line Items]
Remaining weighted- average amortization period	3 years
Finite-lived Intangible Assets | Customer relationships
Intangible Assets by Major Class [Line Items]
Gross carrying amount	$ 553	568
Accumulated amortization	(461)	(456)
Net carrying amount	$ 92	112
Finite-lived Intangible Assets | Customer relationships | Weighted Average
Intangible Assets by Major Class [Line Items]
Remaining weighted- average amortization period	8 years
Finite-lived Intangible Assets | Other
Intangible Assets by Major Class [Line Items]
Gross carrying amount	$ 41	47
Accumulated amortization	(9)	(8)
Net carrying amount	$ 32	39
Finite-lived Intangible Assets | Other | Weighted Average
Intangible Assets by Major Class [Line Items]
Remaining weighted- average amortization period	14 years
Indefinite-lived Intangible Assets
Intangible Assets by Major Class [Line Items]
Gross carrying amount	$ 2,572	2,589
Net carrying amount	2,572	2,589
Indefinite-lived Intangible Assets | Tradenames
Intangible Assets by Major Class [Line Items]
Gross carrying amount	1,290	1,294
Net carrying amount	1,290	1,294
Indefinite-lived Intangible Assets | Customer relationships
Intangible Assets by Major Class [Line Items]
Gross carrying amount	1,282	1,295
Net carrying amount	$ 1,282	$ 1,295